As filed with the Securities and Exchange Commission on January 11, 2013
Securities Act Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No. __Post-effective Amendment No.
(Check appropriate box or boxes)
AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

Peter Davidson, Esquire
Invesco Advisers, Inc.
11 Greenway Plaza, Suite 1000
Houston, TX 77046
Matthew R. DiClemente, Esquire
Stradley Ronon Stevens and Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on February 11, 2013, pursuant to Rule 488 under the Securities Act of 1933, as amended.
     The title of the securities being registered are Class A, Class B, Class C, Class R, Class Y and Class R5 shares of Invesco American Franchise Fund
     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

February 20, 2013
Dear Shareholder,
     Invesco is continually reviewing its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
     As a result of this review process, the Invesco Funds Boards have approved a realignment of seven Invesco Funds, subject to shareholder approval.
     The independent trustees of the Invesco Funds Boards believe that the reorganization of your Fund proposed in the accompanying proxy statement/prospectus is in the best interest of the Fund and the attached proxy statement/prospectus seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the shareholder meeting, you may vote your shares in person. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.
Sincerely,

Mr. Philip Taylor
President and Principal Executive Officer

AIM Sector Funds (Invesco Sector Funds)
AIM Equity Funds (Invesco Equity Funds)
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(800) 959-4246
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 24, 2013
A joint special meeting (the “Meeting”) of the shareholders of the series of AIM Sector Funds (Invesco Sector Funds) (“AIM Sector Funds”) and AIM Equity Funds (Invesco Equity Funds) (“AIM Equity Funds”) identified below will be held on April 24, 2013 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between each “Target Fund” listed below and Invesco American Franchise Fund (the “Acquiring Fund”), a series of AIM Counselor Series Trust (Invesco Counselor Series Trust) (“AIM Counselor Series Trust”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
The Target Funds and the Acquiring Fund involved in each proposed Reorganization are:

Target Funds	Acquiring Fund
Invesco Leisure Fund (a series of AIM Sector Funds)	Invesco American Franchise Fund
Invesco Constellation Fund (a series of AIM Equity Funds)	(a series of AIM Counselor Series Trust)
Shareholders of record as of the close of business on January 24, 2013 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Target Fund’s shareholders approve the proposal. Neither Reorganization is contingent upon shareholder approval of the other Reorganization.
The Boards of Trustees of AIM Sector Funds and AIM Equity Funds (the “Board”) request that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.
The Board recommends that you cast your vote FOR the above proposal as described in the Joint Proxy Statement/Prospectus.
Some shareholders hold shares in more than one Target Fund and may receive proxy cards or proxy materials for each such Target Fund. Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.
Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President and Principal Executive Officer
, 2013

AIM Sector Funds (Invesco Sector Funds)
AIM Equity Funds (Invesco Equity Funds)
AIM Counselor Series Trust (Invesco Counselor Series Trust)
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(800) 959-4246
JOINT PROXY STATEMENT/PROSPECTUS
, 2013
Introduction
This Joint Proxy Statement/Prospectus contains information that shareholders of Invesco Leisure Fund (the “Leisure Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (“AIM Sector Funds”), and Invesco Constellation Fund (the “Constellation Fund”), a series of AIM Equity Funds (Invesco Equity Funds) (“AIM Equity Funds”), should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. The Leisure Fund and the Constellation Fund are each referred to herein as a “Target Fund” and, together, as the “Target Funds.” This document is both the proxy statement of the Target Funds and also a prospectus for Invesco American Franchise Fund (the “Acquiring Fund”), which is a series of AIM Counselor Series Trust (Invesco Counselor Series Trust) (“AIM Counselor Series Trust”). Each Target Fund and the Acquiring Fund are a series of a registered open-end management investment company. The Target Funds and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.” In addition, AIM Sector Funds, AIM Equity Funds and AIM Counselor Series Trust are each referred to herein as a “Trust” and, together, as the “Trusts.”
A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 on April 24, 2013 at 3:00 p.m., Central time. At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
The total value of the Acquiring Fund shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of each corresponding class of the Target Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges will be imposed in connection with the Reorganizations.
The Board of Trustees of each Trust (the “Board”) has fixed the close of business on January 24, 2013 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about February 20, 2013 to all shareholders eligible to vote on a Reorganization.
The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interests of each Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of a Target Fund or the Acquiring Fund. If shareholders of a Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for that Target Fund. Neither Reorganization is contingent upon shareholder approval of the other Reorganization.
This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.
Additional information about the Funds is available in the:
•	Prospectuses for the Target Funds and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Fund.
These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and is legally deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is legally deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Funds’ website at www.invesco.com/us.
Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, or calling (800) 959-4246.
You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

 i

Page
Exhibits
EXHIBIT A Outstanding Shares of the Target Funds	A-1
EXHIBIT B Ownership of the Target Funds	B-1
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E Financial Highlights	E-1
No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.
ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
Shareholders of each Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing each Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
As a shareholder of a Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.
If shareholders of a Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganizations?
Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganizations. The Board recommends that shareholders of each Target Fund vote “FOR” the Agreement.
What are the reasons for the proposed Reorganizations?
Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), is continually reviewing its product line to sharpen its offerings to investors. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are a result of this review and are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interests of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” section below.
What effect will a Reorganization have on me as a shareholder?
Immediately after a Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the Acquiring Fund are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganizations, if approved.
How do the Funds’ investment objectives, principal investment strategies and risks compare?
The Acquiring Fund and the Target Funds have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Target Funds	Acquiring Fund
Leisure Fund
Long-term growth of capital.	Long-term capital appreciation.
Constellation Fund
Long-term growth of capital.
The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Funds, although the Acquiring Fund has a policy to invest, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment, while the Constellation Fund does not have an 80% policy and the Leisure Fund has a policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in the design, production and distribution of products and services related to leisure activities of individuals (leisure sector). In addition, the Leisure Fund has adopted a fundamental investment restriction to concentrate its investments in the securities of issuers engaged primarily in leisure-related industries. The Acquiring Fund does not concentrate its investments in the securities of issuers primarily engaged in the same industry. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Funds, although the risks of the Funds are not exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of each Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
The tables below provide a summary comparison of the expenses of each Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown. Neither Reorganization is contingent upon shareholder approval of the other Reorganization.
Expense Tables and Expense Examples*

		Current			Combined Pro Forma
				Acquiring	Target Funds
				Fund	+
				Invesco	Acquiring Fund
	Target Funds			American	(assumes both
			Constellation	Franchise	Reorganizations
	Leisure Fund	Leisure Fund	Fund	Fund	are completed)
	Class A	Investor Class(1)	Class A	Class A	Class A
Shareholder Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75	0.75	0.64	0.61	0.59
Distribution and Service (12b-1) Fees	0.25	0.25	0.25	0.25	0.25
Other Expenses	0.34	0.34	0.40	0.32	0.34
Total Annual Fund Operating Expenses	1.34	1.34	1.29	1.18 (2)	1.18 +

	Current			Combined Pro Forma
			Acquiring	Target Funds
			Fund	+
			Invesco	Acquiring Fund
	Target Funds		American	(assumes both
		Constellation	Franchise	Reorganizations
	Leisure Fund	Fund	Fund	are completed)
	Class B	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%	5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75	0.64	0.61	0.59
Distribution and Service (12b-1) Fees	1.00	1.00	0.25 (3)	0.25 (3)
Other Expenses	0.34	0.40	0.32	0.34
Total Annual Fund Operating Expenses	2.09	2.04	1.18 (2)	1.18 +

	Current			Combined Pro Forma
			Acquiring	Target Funds
			Fund	+
			Invesco	Acquiring Fund
	Target Funds		American	(assumes both
		Constellation	Franchise	Reorganizations
	Leisure Fund	Fund	Fund	are completed)
	Class C	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75	0.64	0.61	0.59
Distribution and Service (12b-1) Fees	1.00	1.00	1.00	1.00
Other Expenses	0.34	0.40	0.32	0.34
Total Annual Fund Operating Expenses	2.09	2.04	1.93 (2)	1.93 +

	Current			Combined Pro Forma
			Acquiring	Target Funds
			Fund	+
			Invesco	Acquiring Fund
	Target Funds		American	(assumes both
		Constellation	Franchise	Reorganizations
	Leisure Fund	Fund	Fund	are completed)
	Class R	Class R	Class R	Class R
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75	0.64	0.61	0.59
Distribution and Service (12b-1) Fees	0.50	0.50	0.50	0.50
Other Expenses	0.34	0.40	0.32	0.34
Total Annual Fund Operating Expenses	1.59	1.54	1.43 (2)	1.43 +

	Current			Combined Pro Forma
			Acquiring	Target Funds
			Fund	+
			Invesco	Acquiring Fund
	Target Funds		American	(assumes both
		Constellation	Franchise	Reorganizations
	Leisure Fund	Fund	Fund	are completed)
	Class Y	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75	0.64	0.61	0.59
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.34	0.40	0.32	0.34
Total Annual Fund Operating Expenses	1.09	1.04	0.93 (2)	0.93 +

	Current			Combined Pro Forma
			Acquiring	Target Funds
			Fund	+
			Invesco	Acquiring Fund
	Target Funds		American	(assumes both
		Constellation	Franchise	Reorganizations
	Leisure Fund	Fund	Fund	are completed)
	N/A	Class R5	Class R5	Class R5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	N/A	0.64	0.61	0.59
Distribution and Service (12b-1) Fees	N/A	None	None	None
Other Expenses	N/A	0.16	0.08	0.08
Total Annual Fund Operating Expenses	N/A	0.80	0.69	0.67 +

*	Expense ratios reflect annual fund operating expenses for the fiscal year (disclosed in the Funds’ current prospectuses) of the Leisure Fund (April 30, 2012), the Constellation Fund (October 31, 2012) and the Acquiring Fund (August 31, 2012). Pro forma numbers are estimated as if the Reorganizations had been completed as of September 1, 2011 and do not include the estimated costs of the Reorganizations. The estimated Reorganization costs that the Leisure Fund will bear are $170,000 and the Constellation Fund are $1,570,000. Invesco Advisers estimates that shareholders will recoup these costs through reduced direct expenses in 4 months or less for the Leisure Fund and 7 months or less for the Constellation Fund. The total costs of the Reorganizations to be paid by the Acquiring Fund is estimated to be $30,000 for each Reorganization. Invesco Advisers will bear the Reorganization costs of the Acquiring Fund. For more information on the costs of the Reorganizations to be borne by the Funds, see “THE PROPOSED REORGANIZATIONS — Costs of the Reorganizations” below.

+	If the Reorganization with the Constellation Fund is the only Reorganization to close, the Combined Pro Forma Total Annual Fund Operating Expenses would increase for each share class by one basis point as compared to the amount shown in the table.

(1)	Investor Class shareholders of the Leisure Fund will be issued Class A shares of the Acquiring Fund as part of its Reorganization. Investor Class shareholders who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge so long as the shares are held in the same account at the same financial intermediary as at the time of Closing.

(2)	Invesco Advisers, Inc. has contractually agreed through June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B (after 12b-1 fee limit), Class C, Class R and Class Y shares to 1.05%, 1.22%, 1.80%, 1.30% and 0.80%, respectively, of average daily net assets. The expense limit will terminate on June 30, 2013.

(3)	Reflects actual 12b-1 fees currently paid under the Acquiring Fund’s 12b-1 Plan. Maximum 12b-1 fees payable under the Plan are 1.00%.
Expense Example
This Example is intended to help you compare the costs of investing in different classes of a Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.
The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Leisure Fund (Target Fund) — Class A	$679	$951	$1,244	$2,074
Leisure Fund (Target Fund) — Investor Class(1)	136	425	734	1,613
Constellation Fund (Target Fund) — Class A	674	936	1,219	2,021
Invesco American Franchise Fund (Acquiring Fund) — Class A	664	904	1,163	1,903
Combined Pro forma Target Funds + Acquiring Fund — Class A (assuming both Reorganizations are completed)	664	904	1,163	1,903

Leisure Fund (Target Fund) — Class B	712	955	1,324	2,229
Leisure Fund (Target Fund) — Class B (if you did not redeem your shares)	212	655	1,124	2,229
Constellation Fund (Target Fund) — Class B	707	940	1,298	2,176
Constellation Fund (Target Fund) — Class B (if you did not redeem your shares)	207	640	1,098	2,176
Invesco American Franchise Fund (Acquiring Fund) — Class B	620	675	849	1,432
Invesco American Franchise Fund (Acquiring Fund) — Class B (if you did not redeem your shares)	120	375	649	1,432
Combined Pro forma Target Funds + Acquiring Fund — Class B (assuming both Reorganizations are completed)	620	675	849	1,432
Combined Pro forma Target Funds + Acquiring Fund — Class B (assuming both Reorganizations are completed) (if you did not redeem your shares)	120	375	649	1,432

Leisure Fund (Target Fund) — Class C	312	655	1,124	2,421
Leisure Fund (Target Fund) — Class C (if you did not redeem your shares)	212	655	1,124	2,421
Constellation Fund (Target Fund) — Class C	307	640	1,098	2,369
Constellation Fund (Target Fund) — Class C (if you did not redeem your shares)	207	640	1,098	2,369
Invesco American Franchise Fund (Acquiring Fund) — Class C	296	606	1,042	2,254
Invesco American Franchise Fund (Acquiring Fund) — Class C (if you did not redeem your shares)	196	606	1,042	2,254
Combined Pro forma Target Funds + Acquiring Fund — Class C (assuming both Reorganizations are completed) (if you did not redeem your shares)	196	606	1,042	2,254

Leisure Fund (Target Fund) — Class R	162	502	866	1,889
Constellation Fund (Target Fund) — Class R	157	486	839	1,834
Invesco American Franchise Fund (Acquiring Fund) — Class R	146	452	782	1,713
Combined Pro forma Target Funds + Acquiring Fund — Class R (assuming both Reorganizations are completed)	146	452	782	1,713

Leisure Fund (Target Fund) — Class Y	111	347	601	1,329
Constellation Fund (Target Fund) — Class Y	106	331	574	1,271
Invesco American Franchise Fund (Acquiring Fund) — Class Y	95	296	515	1,143
Combined Pro forma Target Funds + Acquiring Fund — Class Y (assuming both Reorganizations are completed)	95	296	515	1,143

Constellation Fund (Target Fund) — Class R5	82	255	444	990
Invesco American Franchise Fund (Acquiring Fund) — Class R5	70	221	384	859
Combined Pro forma Target Funds + Acquiring Fund — Class R5 (assuming both Reorganizations are completed)	68	214	373	835

(1)	Investor Class shareholders will be issued Class A shares as part of the Reorganization.
The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance.
During the fiscal year ended August 31, 2012, the Acquiring Fund’s portfolio turnover rate was 96% of the average value of the portfolio. During the fiscal year ended October 31, 2012, the Constellation Fund’s portfolio turnover rate was 95% of the average value of the portfolio. During the fiscal year ended April 30, 2012, the Leisure Fund’s portfolio turnover rate was 78% of the average value of the portfolio.

How do the performance records of the Funds compare?
The performance history of each Fund for certain periods as of November 30, 2012 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class, Class A, to the performance history of the comparable class of each Target Fund. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

			10 Years or
Average Annual Total Returns*	1 Year	5 Years	Since Inception**
Invesco American Franchise Fund (Acquiring Fund) — Class A (inception date: 6/23/2005) (1)
Return Before Taxes	4.75%	2.04%	4.23%
Return After Taxes on Distributions	4.59	1.68	3.95
Return After Taxes on Distributions and Sale of Fund Shares	3.28	1.68	3.61

Leisure Fund (Target Fund) — Class A (inception date: 3/28/2002)
Return Before Taxes	17.97%	0.06%	5.97%
Return After Taxes on Distributions	17.40	-0.67	5.28
Return After Taxes on Distributions and Sale of Fund Shares	12.22	-0.15	5.07

Constellation Fund (Target Fund) — Class A (inception date: 4/30/1976 )
Return Before Taxes	3.25%	-5.27%	2.37%
Return After Taxes on Distributions	3.25	-5.28	2.36
Return After Taxes on Distributions and Sale of Fund Shares	2.11	-4.40	2.04

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

**	Since inception is provided if less than 10 years.

(1)	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Acquiring Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Acquiring Fund. The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment adviser and other service providers of the Funds compare?
Each Fund is overseen by the same Board members and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains identical terms (except for fees) for each Fund. The Acquiring Fund has a higher management fee at certain asset levels than the contractual advisory fees of each of the Target Funds. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of November 30, 2012, Invesco Advisers had $370 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:
•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Canada Ltd.;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.

Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially similar services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.
How do the Funds’ purchase and redemption procedures and exchange policies compare?
The purchase and redemption procedures and exchange policies for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund.
How do the Funds’ sales charges and distribution arrangements compare?
Except for Investor Class shares of the Leisure Fund, the sales charges and sales charge exemptions for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund. Shareholders who own Investor Class shares of the Leisure Fund will receive Class A shares of the Acquiring Fund upon consummation of its Reorganization. Class A shares are sold with either a front end sales charge or, for purchases of $1 million or more, a contingent deferred sales charge if redeemed prior to 18 months after the date of purchase, unless the investor qualifies for an available exemption. Investor Class shares are sold without a front end sales charge or contingent deferred sales charge. Class A shares received by Investor Class shareholders of the Leisure Fund in a Reorganization will not be subject to a front end sales charge or contingent deferred sales charge. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than a corresponding Target Fund?
The portfolio management teams of the Leisure Fund and the Acquiring Fund will be different. The portfolio management team of the Constellation Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. This means that the shareholders of each Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in such Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Joint Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganizations.
A large portion of the Leisure Fund’s portfolio assets will be sold in connection with its Reorganization as distinct from normal portfolio turnover. Such repositioning of the Leisure Fund’s portfolio assets may occur before or after the Closing of its Reorganization. This may result in the realization of capital gains, reduced by any available capital loss carryovers, that would be distributed to shareholders. A further discussion of the potential tax impact of such sales of portfolio assets is included under “The Proposed Reorganizations — Federal Income Tax Considerations” in this Joint Proxy Statement/Prospectus.
When are the Reorganizations expected to occur?
If shareholders of a Target Fund approve a Reorganization, it is anticipated that such Reorganization will occur on or around July 15, 2013.
How do I vote on a Reorganization?
There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

What will happen if shareholders of a Target Fund do not approve a Reorganization?
If the shareholders of a Target Fund do not approve a Reorganization, the Target Fund’s Board will consider other possible courses of action for such Target Fund. The consummation of one Reorganization is not conditioned upon the consummation of the other Reorganization.
What if I do not wish to participate in a Reorganization?
If you do not wish to have your shares of your Target Fund exchanged for shares of the Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Joint Proxy Statement/Prospectus?
You are receiving this Joint Proxy Statement/Prospectus because you own shares in one or more Target Funds as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Joint Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the proposed Reorganizations. This document is both a proxy statement of the Target Funds and a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganizations?
Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to vote, please call Invesco Client Services at (800) 959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
Leisure Fund
Each Fund invests primarily in equity securities; however, the Leisure Fund has adopted a fundamental investment restriction to concentrate its investments in the securities of issuers engaged primarily in leisure-related industries. The Acquiring Fund does not concentrate its investments in the securities of issuers primarily engaged in the same industry.
The Acquiring Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Acquiring Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. At the Acquiring Fund’s last fiscal year end, the Fund had over 80% of its assets invested in the following market sectors: information technology, consumer discretionary, health care, industrials and energy.
The Leisure Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in the design, production and distribution of products and services related to leisure activities of individuals (leisure sector). The Leisure Fund considers an issuer to be doing business in the leisure sector if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from products or services related to leisure activities of individuals; (2) at least 50% of its total assets are devoted to producing revenues through products or services related to leisure activities of individuals; or (3) based on other available information, the portfolio managers determine that its primary business is in products or services related to leisure activities of individuals. Issuers in the leisure sector generally include companies operating in the following industries: hotel, gaming, publishing, advertising, beverage, audio/video, broadcasting-radio/television, cable and satellite, motion picture, recreation services and entertainment, retail and toy.
In complying with its 80% investment requirement, the Leisure Fund may include synthetic securities that have economic characteristics similar to the Leisure Fund’s direct investments that are counted toward the 80% investment requirement.
The Acquiring Fund focuses on large capitalization companies but may also invest in mid-capitalization companies, while the Leisure Fund may invest in issuers of all market capitalizations.
Each Fund may invest a limited amount of its assets in foreign securities, although in different amounts. The Acquiring Fund may invest up to 20% of its total assets in foreign securities, and the Leisure Fund may invest up to 25% of its total assets in foreign securities.
In addition, the Leisure Fund may invest in initial public offerings (IPOs) of securities. The Acquiring Fund does not include investments in IPOs as part of its principal investment strategies.
The Acquiring Fund utilizes a bottom-up stock selection process that emphasizes fundamental research, and to a lesser extent, includes quantitative analysis. The Leisure Fund uses a more top-down investment approach that takes into consideration macroeconomic and industry trends. Both Funds use quantitative screens to identify attractive security candidates, which are further refined by fundamental analysis.
The Acquiring Fund considers selling a particular security when a company hits Invesco Adviser’s price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price. The Leisure Fund considers selling a security when a more attractive investment opportunity is identified, the valuation reaches the portfolio managers’ target price, a change in fundamentals occur, or a security’s technical profile indicates negative underlying information which is further determined to have violated a fundamental investment thesis.
The Leisure Fund and the Acquiring Fund use different indexes as guides in comparing style specific performance. The Acquiring Fund compares its performance to the Russell 1000 Growth® Index and the Leisure Fund to the S&P 500® Consumer Discretionary Index.
Constellation Fund
The investment strategies of the Acquiring Fund and the Constellation Fund are similar. Each Fund invests primarily in equity securities. The Acquiring Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Acquiring Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Constellation Fund does not have an 80% investment policy.
The Acquiring Fund focuses on large capitalization companies but may also invest in mid-capitalization companies, while the Constellation Fund may invest in issuers of all market capitalizations. Each Fund may invest a limited amount of its assets in foreign securities, although in different amounts. The Acquiring Fund may invest up to 20% of its total assets in foreign securities, and the Constellation Fund may invest up to 25% of its total assets in foreign securities.
The Acquiring Fund and the Constellation Fund each have similar investment processes that are designed to seek returns in excess of the Fund’s benchmark and that emphasize fundamental research, and to a lesser extent, quantitative analysis. The Acquiring Fund and the Constellation Fund consider selling a particular security when a company hits Invesco Adviser’s price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.
The Acquiring Fund and the Constellation Fund each use the Russell 1000 Growth® Index as a guide in comparing the Fund’s style specific performance.

Comparison of Principal Risks of Investing in the Funds
The table below describes the principal risks that may affect each Fund’s investment portfolio. The principal risks of the Target Fund and the Acquiring Fund are similar. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.	Constellation Fund

Foreign Risks. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
All Funds

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
All Funds

Initial Public Offerings Risk. The prices of initial public offering securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in initial public offerings may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable initial public offering investment opportunities.
Leisure Fund

Leisure Industry Risk. The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
Leisure Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	All Funds

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
All Funds

Medium-Sized Companies Risk. The securities of medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.
Acquiring Fund Leisure Fund

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy. This means that the Fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, the Fund may be more volatile than other mutual funds, and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.
Leisure Fund

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Leisure Fund
Comparison of Fundamental and Non-Fundamental Investment Restrictions
Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. In addition, the Leisure Fund has adopted a fundamental investment restriction to concentrate its investments in the securities of issuers engaged primarily in leisure-related industries. The Acquiring Fund does not concentrate its investments in the securities of issuers primarily engaged in the same industry. The fundamental investment restrictions of the Constellation Fund and those of the Acquiring Fund are the same. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval.

The non-fundamental investment restrictions of the Target Funds and the Acquiring Fund are also the same, except that the Leisure Fund has non-fundamental investment restrictions relating to concentration (in connection with its fundamental investment restriction noted above) and requiring the Leisure Fund to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers that are engaged in the design, production and distribution of products and services related to leisure activities of individuals. The Acquiring Fund also has a non-fundamental investment restriction requiring the Acquiring Fund to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Constellation Fund does not have a non-fundamental investment restriction requiring a minimum investment of its assets in any particular security. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.
The Target Funds and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.
Comparison of Share Classes and Distribution Arrangements
Shares of each class of a Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements among the various share classes.
Class Structure. Each Fund offers multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
The share classes offered by the Target Funds and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes
Leisure Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Investor Class	Class A
Constellation Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class R5	Class R5
Class Y	Class Y
None of the Funds currently offers Class B shares to new investors. Existing investors of a Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares of the Acquiring Fund in connection with a Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
Sales Charges. The sales charge schedules of each share class of each Target Fund are substantially similar to the sales charge schedule of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sales charge to certain eligible investors or under certain circumstances, which are substantially similar between the Funds. Class R shares of each Fund are sold without any initial sales charge and Invesco Distributors, Inc. (“IDI”) may make payments to the dealers of record of 0.75% of the first $5 million plus 0.50% of amounts in excess of $5 million. Class R5 shares of the Constellation Fund and Acquiring Fund, and Class Y shares of each Fund are sold without any initial sales charge or contingent deferred sales charge. Investor Class shares of the Leisure Fund are sold without any initial sales charge or contingent deferred sales charge, and Leisure Fund shareholders who hold Investor Class will receive Class A shares of the Acquiring Fund as part of its Reorganization. Asset based sales charges or service fees under one or more plans adopted by the Board are described in the following section. The Funds’ prospectuses and statements of additional information describe the principal sales charge schedules and applicable waivers and exemptions of each share class.
You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with a Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of a Target Fund for corresponding classes of the Acquiring Fund at the consummation of a Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of a Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the contingent deferred sales charge schedule that applies to the Class B shares of a Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in a Reorganization. The Acquiring Fund initial sales charges for Class A shares and deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after a Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge. Investor Class shareholders of the Leisure Fund who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge so long as the shares are held in the same account at the same financial intermediary as at the time of Closing.
Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, Class C, Class R and Investor Class shares, as applicable. Class R5 and Class Y shares of the Funds, as applicable, are not subject to the Distribution Plans.
Pursuant to the Distribution Plans, each Target Fund is authorized to make payments to IDI, the Funds’ principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of 0.25% of each Target Fund’s average daily net assets attributable to Class A and Investor Class shares, as applicable, at the annual rate of 1.00% of each Target Fund’s average daily net assets attributable to Class B and Class C shares and at the annual rate of 0.50% of each Target Fund’s average daily net assets attributable to Class R shares. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures.
The Distribution Plans for the Acquiring Fund and the Target Funds are similar except that IDI may be reimbursed from the Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or servicing of shareholders, up to the same limits as the Target Funds’ Distribution Plans (i.e., up to 0.25% for Class A shares, up to 1.00% for Class B and Class C shares and up to 0.50% for Class R shares). This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses. Thus, it is possible that under the Target Funds’ “compensation-type” Distribution Plans the underwriter could, in practice, receive payments in excess of the amounts actually paid under the Acquiring Fund’s “reimbursement” type Distribution Plan.
The fee tables under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Joint Proxy Statement/Prospectus describe the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plan following the Reorganizations.
Comparison of Purchase and Redemption Procedures
The purchase procedures employed by the Target Funds and the Acquiring Fund are the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Joint Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, Class Y and Investor Class shares of the Funds, as applicable, require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares. Class R5 shares of the Constellation Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with a Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
Comparison of Distribution Policies
Each Fund generally declares and pays dividends from net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
The Target Funds and the Acquiring Fund are series of the Trusts, which are Delaware statutory trusts. In addition, each Trust’s governing instruments, including a declaration of trust and bylaws, are substantially the same. As a result, there are no material differences between the rights of shareholders under the governing state laws and governing instruments of the Target Funds and the Acquiring Fund. Each share of a Fund represents an equal proportionate interest with each other share of that Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the respective Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of a Target Fund will be cancelled.
Pending Litigation
There is no material litigation affecting the Funds. Detailed information concerning other pending litigation can be found in each Fund’s SAI.
Where to Find More Information
For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATIONS
Summary of Agreement and Plan of Reorganization
The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.
With respect to each Reorganization, if shareholders of a Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after a Reorganization will be the same as the value of your account with the Target Fund immediately prior to a Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with a Reorganization will be the corresponding class or classes of Target Fund shares that shareholders hold, as described above under “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements.”
Each Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.
If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or around July, 15, 2013, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). The consummation of one Reorganization is not conditioned upon the consummation of the other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that both Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of a Target Fund will be terminated in accordance with its governing documents and applicable law.
If shareholders of a Target Fund do not approve the Agreement or if a Reorganization does not otherwise close, the Board of the respective Trust will consider what additional action to take. The Agreement may be terminated and a Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganizations
The Reorganizations are part of a larger group of Invesco Fund reorganizations, which are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create additional scale in the resulting funds. Each Board created an ad hoc committee (the “Ad Hoc Merger Committee”) which met separately in October 2012 and December 2012, to discuss the proposed Reorganizations. Two separate meetings of the full Board were also held to review and consider the Reorganizations, including considering a recommendation from the Ad Hoc Merger Committee. The Trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trusts (the “Independent Trustees”) have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trusts who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
The Board considered the potential benefits and costs of a Reorganization to each Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) asset size and net purchase (redemption) trends. The Board also considered the benefits to each Target Fund of (i) combining with a compatible fund to create a larger fund with a more diversified shareholder base and greater viability; and (ii) the expected tax free nature of the Reorganizations for each Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the Reorganizations and other Invesco Fund reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth. With respect to each individual Reorganization, the Board considered the following additional matters.
With respect to the proposed Reorganization of the Leisure Fund into the Acquiring Fund, the Board further considered that (i) Leisure Fund shareholders would become shareholders of a Fund with a lower effective management fee and estimated lower overall total expense ratios on a pro forma basis; (ii) Class B shareholders of the Leisure Fund are expected to benefit from the lower actual 12b-1 fee charged to the Acquiring Fund’s Class B shares under its reimbursement type 12b-1 plan; (iii) Leisure Fund shareholders would become shareholders in a less concentrated fund that invests across multiple market sectors as opposed to just the leisure sector; (iv) the different investment processes employed by the Funds, including that the Leisure Fund uses a top-down quantitative investment approach that considers macroeconomic and industry trends whereas the Acquiring Fund uses a bottom-up stock selection process that emphasizes fundamental research, and to a lesser extent, quantitative analysis; (v) the Funds have a low degree of portfolio overlap; and (vi) the Funds have different portfolio management teams.
With respect to the proposed Reorganization of the Constellation Fund into the Acquiring Fund, the Board further considered that (i) Constellation Fund shareholders would become shareholders of a Fund with a lower effective management fee and estimated lower overall total expense ratios on a pro forma basis; (ii) Class B shareholders of the Constellation Fund are expected to benefit from the lower actual 12b-1 fee charged to the Acquiring Fund’s Class B shares under its reimbursement type 12b-1 plan; (iii) the investment objective, strategies and related risks of the Funds are similar; (iv) the Funds have a high degree of portfolio overlap; and (v) the Funds have the same portfolio management team.
Based upon the information and considerations described above, the Board, on behalf of the Target Funds and the Acquiring Fund, approved each of the Reorganizations in order to combine each Target Fund with a compatible fund to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the future growth in assets and greater viability facilitated by the Reorganizations. The Board concluded that each Reorganization is in the best interests of each Target Fund and the Acquiring Fund and that no dilution would result to the shareholders of the Target Funds or the Acquiring Fund from the Reorganizations. Consequently, the Board approved the Agreement and each of the Reorganizations on December 5, 2012.
Federal Income Tax Considerations
The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
Neither the Target Funds nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganizations on the Target Funds, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.”
Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, a Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect the other Reorganization.
Prior to the Closing of each Reorganization, each Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2013 calendar year and would be taxable to shareholders in such year.
A large portion of the Leisure Fund’s portfolio assets will be sold in connection with its Reorganization as distinct from normal portfolio turnover. Such repositioning of the Leisure Fund’s portfolio assets may occur before or after the Closing of its Reorganization. These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders. The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the Leisure Fund’s net unrealized appreciation in the value of its portfolio assets at that time. Based on net unrealized appreciation in portfolio investments on a tax basis at October 31, 2012, the Leisure Fund would realize approximately $42.7 million of net capital gains ($4.70 per share; 12.0% of NAV), assuming that 55% of its portfolio investments are sold on a pro-rata basis. The Leisure Fund will also incur transaction costs, such as commissions, due to the repositioning of the portfolio. Invesco believes that these portfolio transaction costs will total approximately $890,546 ($0.10 per share).
The tax attributes, including capital loss carryovers, of the Target Funds move to the Acquiring Fund in the Reorganizations. The capital loss carryovers of the Target Funds and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a more than 50% ownership change in a Reorganization (e.g., in a combination of three Funds, each Fund whose shareholders post-Closing own less that 50% of the shares, by value, of the combined Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010, to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of a Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Fund with net unrealized built-in gains at the time of Closing of a Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following a Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Fund. Third, the capital losses of a Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of a Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, a Reorganization may result in an earlier expiration of a Target Fund’s capital loss carryovers that are subject to an eight-year carryover period because the Reorganization causes the Target Fund’s tax year to close early in the year of the Reorganization.
The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of each Target Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

		Constellation
	Leisure Fund	Fund	Acquiring Fund
	(000,000s)	(000,000s)	(000,000s)
	at 10/30/2012	at 10/31/2012	at 8/31/2012
Aggregate capital loss carryovers(1)	—	$(959.7)	$(549.1)
Unrealized net appreciation (Depreciation) in investments on a tax basis	$77.6	$374.4	$1,084.3
Aggregate net asset value	$356.2	$2,385.0	$5,674.0
Approximate annual limitation(2)	$10.2	$68.5	N/A

(1)	As of April 30, 2012 for the Leisure Fund

(2)	Based on the long-term tax-exempt rate for ownership changes during December 2012 of 2.87%.
Based upon the Constellation Fund’s capital loss position at October 31, 2012, the annual limitation on the use of the Constellation Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The aggregate capital loss carryovers of the Acquiring Fund may continue to be available. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Funds post-Closing depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganizations when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganizations not occurred. In addition, if the Acquiring Fund following the Reorganizations has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganizations had not occurred. The unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is 22% for the Leisure Fund at October 31, 2012 and 16% for the Constellation Fund at October 31, 2012, compared to that of the Acquiring Fund at August 31, 2012 of 19%, and 18% on a combined basis.
Costs of the Reorganizations
The estimated total costs of the Reorganizations for each Target Fund, as well as the estimated proxy solicitation costs for the Target Funds, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion of Total
	Estimated Proxy	Estimated Total	Reorganization Costs to be
	Solicitation Costs	Reorganization Costs	Paid by the Funds
Invesco Leisure Fund	$48,000	$170,000	$170,000
Invesco Constellation Fund	$566,000	$1,570,000	$1,570,000
The total costs of the Reorganizations for the Acquiring Fund are estimated to be $30,000 for each Reorganization. Invesco Advisers will bear the Reorganization costs of the Acquiring Fund. The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs, such as brokerage fees and foreign stock transfer tax, arising from a Reorganization.
VOTING INFORMATION
Joint Proxy Statement/Prospectus
We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about February 20, 2013 to all shareholders entitled to vote. Shareholders of record of the Target Funds as of the close of business on January 24, 2013 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Funds on January 24, 2013 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing at the address of the Target Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholders meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
The Board has unanimously approved the Agreement, subject to shareholder approval. With respect to each Reorganization, shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the Target Fund shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.
Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting. As a result, abstentions and broker non-votes will have the same effect as a vote against the Agreement because its approval requires the affirmative vote of a percentage of the outstanding shares of a Target Fund, as opposed to a percentage of votes cast.
Proxy Solicitation
The Target Funds have engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “THE PROPOSED REORGANIZATION — Costs of the Reorganizations” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds, Invesco Advisers or its affiliates or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters
Management is not aware of any matters to be presented at the Meeting other than as discussed in this Joint Proxy Statement/Prospectus. Under each Trust’s bylaws, business transacted at a special meeting such as the Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
A list of the name, address and percent ownership of each person who, as of January 24, 2013, to the knowledge of each Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
Information regarding the ownership of shares of each Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.

OTHER MATTERS
Capitalization
The following table sets forth as of August 31, 2012, for the Reorganizations, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the corresponding Target Fund. The pro forma capitalization column in the table assumes that all of the Reorganizations have taken place. The capitalizations of the Target Funds, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

							Invesco
	Invesco	Invesco					American
	Constellation	Leisure Fund	Invesco American				Franchise
	Fund (Target	(Target	Franchise Fund	Pro Forma			Fund (Pro
	Fund)(4)	Fund)(4)	(Acquiring Fund)	Adjustments(1)(4)			Forma)(4)
Net Assets (all classes)	$2,478,518,159	$353,674,056	$5,674,011,687	$(1,740,000)			$8,504,463,902

Class A Net Assets	$2,296,359,948	$54,927,357	$4,728,363,648	$272,083,235	(2)		$7,351,734,188
Class A Shares Outstanding	97,032,303	1,424,412	379,052,476	111,950,178	(2),	(3)	589,459,369
Class A Net Asset Value Per Share	$23.67	$38.56	$12.47				$12.47

Class B Net Assets	$71,225,850	$3,877,427	$273,176,551	$(46,981)			$348,232,847
Class B Shares Outstanding	3,391,423	106,292	22,383,644	2,653,960	(3)		28,535,319
Class B Net Asset Value Per Share	$21.00	$36.48	$12.20				$12.20

Class C Net Assets	$85,126,295	$11,071,754	$252,685,033	$(59,245)			$348,823,837
Class C Shares Outstanding	4,054,793	314,631	20,785,239	3,535,405	(3)		28,690,068
Class C Net Asset Value Per Share	$20.99	$35.19	$12.16				$12.16

Class R Net Assets	$8,066,812	$1,222,543	$18,746,136	$(5,698)			$28,029,793
Class R Shares Outstanding	347,322	31,976	1,507,966	367,688	(3)		2,254,952
Class R Net Asset Value Per Share	$23.23	$38.23	$12.43				$12.43

Class Y Net Assets	$12,709,188	$8,879,168	$99,757,698	$(12,318)			$121,333,736
Class Y Shares Outstanding	532,993	229,307	7,936,014	953,929	(3)		9,652,243
Class Y Net Asset Value Per Share	$23.84	$38.72	$12.57				$12.57

Investor Class Net Assets	$—	$273,695,807	$—	$(273,695,807)	(2)		$—
Investor Class Shares Outstanding	—	7,114,806	—	(7,114,806)	(2),	(3)	—
Investor Class Net Asset Value Per Share	$—	$38.47	$—				$—

Class R5 Net Assets	$5,030,066	$—	$301,282,621	$(3,186)			$306,309,501
Class R5 Shares Outstanding	189,706	—	24,005,448	210,917	(3)		24,406,071
Class R5 Net Asset Value Per Share	$26.52	$—	$12.55				$12.55

(1)	Invesco Constellation Fund and Invesco Leisure Fund (each, a “Target Fund”) are expected to incur $1,570,000 and $170,000, respectively, in Reorganization costs. Each Target Fund will bear 100% of those costs. The Acquiring Fund is expected to incur $30,000 in Reorganization costs for each Reorganization and Invesco Advisers will bear 100% of those costs. As a result Net Assets have been adjusted for each Target Fund’s expenses to be incurred in connection with a Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets.

(2)	As of August 31, 2012, Investor Class shares of the Acquiring Fund did not exist. Investor Class shareholders of the Leisure Fund will be issued Class A shares of the Acquiring Fund as part of its Reorganization.

(3)	Pro Forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Fund’s Net Asset Value Per Share assuming the reorganization would have taken place on August 31, 2012.

(4)	Unaudited.
Dissenters’ Rights
If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable contingent deferred sales charges.
Shareholder Proposals
The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-03826 for AIM Sector Funds, 811-01424 for AIM Equity Funds and 811-09913 for AIM Counselor Series Trust.
Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such materials may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

EXHIBIT A
OUTSTANDING SHARES OF THE TARGET FUNDS
As of January 24, 2013, there were the following number of shares outstanding of each class of the Target Funds:

Number of Shares
Target Fund/Share Classes	Outstanding
Invesco Leisure Fund
Class A
Class B
Class C
Class R
Class Y
Investor Class

Invesco Constellation Fund
Class A
Class B
Class C
Class R
Class R5
Class Y

A-1

EXHIBIT B
OWNERSHIP OF THE TARGET FUNDS
Significant Holders
Listed below are the name, address and percent ownership of each person who, as of January 24, 2013, to the best knowledge of AIM Sector Funds and AIM Equity Funds, owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Leisure Fund

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Constellation Fund

*	AIM Sector Funds and AIM Equity Funds have no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
To the best of the knowledge of AIM Sector Funds and AIM Equity Funds, the ownership of shares of each Target Fund by executive officers and Trustees of AIM Sector Funds and AIM Equity Funds as a group constituted less than 1% of each outstanding class of shares of each Target Fund as of January 24, 2013, except as indicated in the table below.

B-1

EXHIBIT C
OWNERSHIP OF THE ACQUIRING FUND
Significant Holders
Listed below are the name, address and percent ownership of each person who, as of January 24, 2013, to the best knowledge of AIM Counselor Series Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Percent
	Class of	Number	Owned of
Name and Address	Shares	of Shares Owned	Record*
Invesco American Franchise Fund

*	AIM Counselor Series Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
To the best of the knowledge of AIM Counselor Series Trust, the ownership of shares of the Acquiring Fund by executive officers and Trustees of AIM Counselor Series Trust, as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of January 24, 2013.

C-1

EXHIBIT D
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2013 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that the Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, with respect to each Target Fund separately, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.
     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to the Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. The Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to the Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. The Acquiring Entity shall be responsible for paying all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, and shall deliver, at the Closing or promptly thereafter, a certificate of an authorized officer or the Acquiring Entity stating that all such taxes have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the corresponding Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this

Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the

Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to the Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.
     (i) It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to the Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the

Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

     (f) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.
9.	FEES AND EXPENSES
     9.1. Each Target Fund and Acquiring Fund will bear its costs associated with the Reorganization to the extent that the Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by IAI and discussed with the Board. IAI has agreed to bear the Reorganization costs of any Fund that does not meet the foregoing threshold.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.
     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in their respective Governing Documents. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:

AIM Investment Securities Funds
     (Invesco Investment Securities Funds),
AIM Sector Funds (Invesco Sector Funds),
AIM Equity Funds (Invesco Equity Funds),
AIM Tax-Exempt Funds
     (Invesco Tax-Exempt Funds),
AIM Counselor Series Trust
     (Invesco Counselor Series Trust),
AIM Growth Series (Invesco Growth Series),
AIM Variable Insurance Funds
     (Invesco Variable Insurance Funds),
each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes)	Corresponding Target Fund (and
and Acquiring Entity	share classes) and Target Entity	Closing Date
Invesco Municipal Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Municipal Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013
Investor Class	Investor Class	July 15, 2013

Invesco Growth Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Leaders Fund, a series of AIM Growth Series (Invesco Growth Series)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013

Invesco American Franchise Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Leisure Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class Y	Class Y	July 15, 2013
Class A	Investor Class	July 15, 2013

Invesco American Franchise Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Constellation Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class R5	Class R5	July 15, 2013
Class Y	Class Y	July 15, 2013

Acquiring Fund (and share classes)	Corresponding Target Fund (and
and Acquiring Entity	share classes) and Target Entity	Closing Date
Invesco High Yield Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco High Yield Securities Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class A	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013

Invesco Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Dynamics Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class R5	Class R5	July 15, 2013
Class R6	Class R6	July 15, 2013
Class Y	Class Y	July 15, 2013
Class A	Investor Class	July 15, 2013

Invesco V.I. High Yield Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. High Yield Securities Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Series I	Series I	April 29, 2013
Series II	Series II	April 29, 2013

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E
FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Acquiring Fund’s and the Target Funds’ financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s and the Target Funds’ prospectuses, which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Joint Proxy Statement/Prospectus. The financial highlights tables below provide additional information for the most recent six-month reporting period for the Leisure Fund and for the most recent annual reporting period for the Constellation Fund. The information for the six-month semi-annual reporting period for the Leisure Fund is unaudited. The Leisure Fund’s fiscal year end is April 30, and, accordingly, the Leisure Fund’s financial highlights table below contains information for the six-month period ended October 31, 2012. The Constellation Fund’s fiscal year end is October 31, and, accordingly, the Constellation Fund’s financial highlights table below contains information for the fiscal year ended October 31, 2012.

Target Fund — Invesco Leisure Fund

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions						net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/12	$39.28	$(0.02)	$0.20 (d)	$0.18	$—	$—	$—	$39.46	0.46	%(d)	$56,206	1.32	%(e)	1.32	%(e)	(0.11	)%(e)	27%
Year ended 04/30/12	36.78	(0.07)	3.66	3.59	—	(1.09)	(1.09)	39.28	10.35		70,518	1.34		1.34		(0.21)		78
Year ended 04/30/11	32.56	(0.01)	4.27	4.26	(0.04)	—	(0.04)	36.78	13.10		58,922	1.33		1.33		(0.03)		53
One month ended 04/30/10	31.19	0.02	1.35	1.37	—	—	—	32.56	4.39		66,194	1.34	(f)	1.34	(f)	0.83	(f)	6
Year ended 03/31/10	20.32	0.04	11.27	11.31	(0.44)	—	(0.44)	31.19	55.88		58,698	1.39		1.39		0.16		55
Year ended 03/31/09	39.82	0.36	(17.29)	(16.93)	—	(2.57)	(2.57)	20.32	(42.67)		46,322	1.36		1.36		1.16		17
Year ended 03/31/08	49.19	0.23	(5.72)	(5.49)	(0.37)	(3.51)	(3.88)	39.82	(11.89)		135,813	1.18		1.18		0.48		14
Class B
Six months ended 10/31/12	37.25	(0.16)	0.19 (d)	0.03	—	—	—	37.28	0.08	(d)	3,713	2.07	(e)	2.07	(e)	(0.86	)(e)	27
Year ended 04/30/12	35.20	(0.32)	3.46	3.14	—	(1.09)	(1.09)	37.25	9.52		4,437	2.09		2.09		(0.96)		78
Year ended 04/30/11	31.36	(0.24)	4.08	3.84	—	—	—	35.20	12.25		6,826	2.08		2.08		(0.78)		53
One month ended 04/30/10	30.06	0.00	1.30	1.30	—	—	—	31.36	4.33		9,534	2.09	(f)	2.09	(f)	0.08	(f)	6
Year ended 03/31/10	19.51	(0.15)	10.80	10.65	(0.10)	—	(0.10)	30.06	54.66		9,399	2.14		2.14		(0.59)		55
Year ended 03/31/09	38.68	0.13	(16.73)	(16.60)	—	(2.57)	(2.57)	19.51	(43.08)		9,454	2.11		2.11		0.41		17
Year ended 03/31/08	47.95	(0.13)	(5.55)	(5.68)	(0.08)	(3.51)	(3.59)	38.68	(12.54)		27,495	1.93		1.93		(0.27)		14
Class C
Six months ended 10/31/12	35.94	(0.15)	0.17 (d)	0.02	—	—	—	35.96	0.06	(d)	11,933	2.07	(e)	2.07	(e)	(0.86	)(e)	27
Year ended 04/30/12	34.00	(0.31)	3.34	3.03	—	(1.09)	(1.09)	35.94	9.53		13,065	2.09		2.09		(0.96)		78
Year ended 04/30/11	30.29	(0.24)	3.95	3.71	—	—	—	34.00	12.25		12,881	2.08		2.08		(0.78)		53
One month ended 04/30/10	29.03	0.00	1.26	1.26	—	—	—	30.29	4.34		14,536	2.09	(f)	2.09	(f)	0.08	(f)	6
Year ended 03/31/10	18.84	(0.14)	10.43	10.29	(0.10)	—	(0.10)	29.03	54.69		13,955	2.14		2.14		(0.59)		55
Year ended 03/31/09	37.51	0.12	(16.22)	(16.10)	—	(2.57)	(2.57)	18.84	(43.09)		11,232	2.11		2.11		0.41		17
Year ended 03/31/08	46.62	(0.12)	(5.40)	(5.52)	(0.08)	(3.51)	(3.59)	37.51	(12.56)		33,073	1.93		1.93		(0.27)		14
Class R
Six months ended 10/31/12	38.98	(0.07)	0.20 (d)	0.13	—	—	—	39.11	0.33	(d)	1,385	1.57	(e)	1.57	(e)	(0.36	)(e)	27
Year ended 04/30/12	36.59	(0.16)	3.64	3.48	—	(1.09)	(1.09)	38.98	10.10		1,339	1.59		1.59		(0.46)		78
Year ended 04/30/11	32.44	(0.09)	4.24	4.15	—	—	—	36.59	12.79		1,403	1.58		1.58		(0.28)		53
One month ended 04/30/10	31.08	0.02	1.34	1.36	—	—	—	32.44	4.38		1,208	1.59	(f)	1.59	(f)	0.58	(f)	6
Year ended 03/31/10	20.22	(0.02)	11.21	11.19	(0.33)	—	(0.33)	31.08	55.50		1,154	1.64		1.64		(0.09)		55
Year ended 03/31/09	39.75	0.27	(17.23)	(16.96)	—	(2.57)	(2.57)	20.22	(42.82)		599	1.61		1.61		0.91		17
Year ended 03/31/08	49.14	0.10	(5.71)	(5.61)	(0.27)	(3.51)	(3.78)	39.75	(12.12)		903	1.43		1.43		0.23		14
Class Y
Six months ended 10/31/12	39.41	0.03	0.20 (d)	0.23	—	—	—	39.64	0.58	(d)	7,070	1.07	(e)	1.07	(e)	0.14	(e)	27
Year ended 04/30/12	36.80	0.01	3.69	3.70	—	(1.09)	(1.09)	39.41	10.64		6,529	1.09		1.09		0.04		78
Year ended 04/30/11	32.57	0.07	4.28	4.35	(0.12)	—	(0.12)	36.80	13.37		2,145	1.08		1.08		0.22		53
One month ended 04/30/10	31.19	0.03	1.35	1.38	—	—	—	32.57	4.43		3,120	1.09	(f)	1.09	(f)	1.08	(f)	6
Year ended 03/31/10	20.31	0.11	11.25	11.36	(0.48)	—	(0.48)	31.19	56.19		2,482	1.14		1.14		0.41		55
Year ended 03/31/09(g)	30.39	0.14	(7.65)	(7.51)	—	(2.57)	(2.57)	20.31	(24.90)		576	1.27	(f)	1.28	(f)	1.25	(f)	17
Investor Class
Six months ended 10/31/12	39.18	(0.02)	0.20 (d)	0.18	—	—	—	39.36	0.46	(d)	275,913	1.32	(e)	1.32	(e)	(0.11	)(e)	27
Year ended 04/30/12	36.69	(0.07)	3.65	3.58	—	(1.09)	(1.09)	39.18	10.34		303,914	1.34		1.34		(0.21)		78
Year ended 04/30/11	32.49	(0.01)	4.25	4.24	(0.04)	—	(0.04)	36.69	13.07		300,160	1.33		1.33		(0.03)		53
One month ended 04/30/10	31.11	0.02	1.36	1.38	—	—	—	32.49	4.44		310,119	1.34	(f)	1.34	(f)	0.83	(f)	6
Year ended 03/31/10	20.28	0.04	11.23	11.27	(0.44)	—	(0.44)	31.11	55.79		297,887	1.39		1.39		0.16		55
Year ended 03/31/09	39.74	0.35	(17.24)	(16.89)	—	(2.57)	(2.57)	20.28	(42.65)		217,365	1.36		1.36		1.16		17
Year ended 03/31/08	49.10	0.23	(5.71)	(5.48)	(0.37)	(3.51)	(3.88)	39.74	(11.89)		482,760	1.18		1.18		0.48		14

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(0.11), $(0.12), $(0.14), $(0.11), $(0.11) and $(0.11) for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively and total returns would have been lower.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $56,199, $3,997, $11,415, $1,260, $7,851 and $278,698 for Class A, Class B, Class C, Class R, Class Y and Investor Class, respectively.

(f)	Annualized.

(g)	Commencement date of October 3, 2008.

Target Fund — Invesco Constellation Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities			Dividends					net assets		assets without		investment
	value,	investment	(both		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Year ended 10/31/12	$22.40	$(0.06)	$0.97		$0.91	$—	$23.31	4.06%		$2,212,843	1.27	%(d)	1.29	%(d)	(0.26	)%(d)	95%
Year ended 10/31/11	21.86	(0.05)	0.59		0.54	—	22.40	2.47		2,417,873	1.27		1.29		(0.21)		126
Year ended 10/31/10	18.66	(0.05)	3.32	(e)	3.27	(0.07)	21.86	17.55	(e)	2,712,368	1.32		1.34		(0.26)		53
Year ended 10/31/09	17.79	0.08	0.79	(e)	0.87	—	18.66	4.89	(e)	2,684,240	1.42		1.44		0.44		90
Year ended 10/31/08	31.12	(0.04)	(13.29)		(13.33)	—	17.79	(42.83)		2,945,536	1.25		1.27		(0.16)		96
Class B
Year ended 10/31/12	20.01	(0.21)	0.86		0.65	—	20.66	3.25		65,524	2.02	(d)	2.04	(d)	(1.01	)(d)	95
Year ended 10/31/11	19.66	(0.20)	0.55		0.35	—	20.01	1.78		97,318	2.02		2.04		(0.96)		126
Year ended 10/31/10	16.85	(0.18)	2.99	(e)	2.81	—	19.66	16.68	(e)	145,817	2.07		2.09		(1.01)		53
Year ended 10/31/09	16.20	(0.05)	0.70	(e)	0.65	—	16.85	4.01	(e)	179,737	2.17		2.19		(0.31)		90
Year ended 10/31/08	28.54	(0.21)	(12.13)		(12.34)	—	16.20	(43.24)		281,592	2.00		2.02		(0.91)		96
Class C
Year ended 10/31/12	20.00	(0.21)	0.86		0.65	—	20.65	3.25		81,825	2.02	(d)	2.04	(d)	(1.01	)(d)	95
Year ended 10/31/11	19.66	(0.20)	0.54		0.34	—	20.00	1.73		90,152	2.02		2.04		(0.96)		126
Year ended 10/31/10	16.85	(0.18)	2.99	(e)	2.81	—	19.66	16.68	(e)	100,596	2.07		2.09		(1.01)		53
Year ended 10/31/09	16.19	(0.05)	0.71	(e)	0.66	—	16.85	4.08	(e)	101,671	2.17		2.19		(0.31)		90
Year ended 10/31/08	28.52	(0.21)	(12.12)		(12.33)	—	16.19	(43.23)		115,004	2.00		2.02		(0.91)		96
Class R
Year ended 10/31/12	22.03	(0.12)	0.95		0.83	—	22.86	3.77		7,634	1.52	(d)	1.54	(d)	(0.51	)(d)	95
Year ended 10/31/11	21.55	(0.11)	0.59		0.48	—	22.03	2.23		8,581	1.52		1.54		(0.46)		126
Year ended 10/31/10	18.40	(0.10)	3.27	(e)	3.17	(0.02)	21.55	17.26	(e)	10,155	1.57		1.59		(0.51)		53
Year ended 10/31/09	17.59	0.03	0.78	(e)	0.81	—	18.40	4.60	(e)	8,987	1.67		1.69		0.19		90
Year ended 10/31/08	30.84	(0.10)	(13.15)		(13.25)	—	17.59	(42.96)		8,976	1.50		1.52		(0.41)		96
Class Y
Year ended 10/31/12	22.53	(0.00)	0.96		0.96	—	23.49	4.26		12,246	1.02	(d)	1.04	(d)	(0.01	)(d)	95
Year ended 10/31/11	21.92	0.01	0.60		0.61	—	22.53	2.78		13,272	1.02		1.04		0.04		126
Year ended 10/31/10	18.71	0.00	3.32	(e)	3.32	(0.11)	21.92	17.83	(e)	13,229	1.07		1.09		(0.01)		53
Year ended 10/31/09	17.80	0.12	0.79	(e)	0.91	—	18.71	5.11	(e)	13,003	1.17		1.19		0.69		90
Year ended 10/31/08(f)	19.99	0.00	(2.19)		(2.19)	—	17.80	(10.96)		5,827	1.05	(g)	1.07	(g)	0.04	(g)	96
Class R5
Year ended 10/31/12	25.00	0.06	1.07		1.13	—	26.13	4.52		4,947	0.78	(d)	0.80	(d)	0.23	(d)	95
Year ended 10/31/11	24.26	0.08	0.66		0.74	—	25.00	3.05		21,158	0.73		0.75		0.33		126
Year ended 10/31/10	20.70	0.07	3.68	(e)	3.75	(0.19)	24.26	18.22	(e)	24,534	0.76		0.78		0.30		53
Year ended 10/31/09	19.61	0.21	0.88	(e)	1.09	—	20.70	5.56	(e)	45,219	0.75		0.77		1.11		90
Year ended 10/31/08	34.14	0.09	(14.62)		(14.53)	—	19.61	(42.56)		52,187	0.78		0.80		0.31		96

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Ratios are based on average daily net assets (000’s) of $2,347,388, $81,563, $87,201, $8,125, $12,806 and $11,516 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2010, would have been $2.62, $2.29, $2.29, $2.57, $2.62 and $2.98 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively, and total returns would have been lower; net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2009, would have been $0.61, $0.52, $0.53, $0.60, $0.61 and $0.70 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively, and total returns would have been lower.

(f)	Commencement date of October 3, 2008.

(g)	Annualized.

Acquiring Fund — Invesco American Franchise Fund

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions						net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Year ended 08/31/12	$11.72	$(0.01)	$0.88	$0.87	$—	$(0.12)	$(0.12)	$12.47	7.55	(c)	$4,728,364	1.05	%(d)	1.18	%(d)	(0.05	)%(d)	96%
Year ended 08/31/11	9.79	(0.05)	1.98	1.93	—	—	—	11.72	19.71	(c)	4,894,163	1.06		1.17		(0.43)		179
Year ended 08/31/10	8.87	0.01	1.03	1.04	(0.12)	—	(0.12)	9.79	11.75	(c)	168,731	1.30		1.30		0.11		101
Year ended 08/31/09	10.23	0.13	(1.33)	(1.20)	(0.16)	0.00	(0.16)	8.87	(11.40	)(e)	200,127	1.35		1.41		1.60		105
Year ended 08/31/08	12.19	0.13	(1.20)	(1.07)	(0.31)	(0.58)	(0.89)	10.23	(9.31	)(e)	241,026	1.24		1.24		1.22		18

Class B
Year ended 08/31/12	11.47	(0.01)	0.86	0.85	—	(0.12)	(0.12)	12.20	7.54	(c)(f)	273,177	1.05	(d)(f)	1.18	(d)(f)	(0.05	)(d)(f)	96
Year ended 08/31/11	9.64	(0.08)	1.91	1.83	—	—	—	11.47	18.98	(c)(f)	373,157	1.28	(f)	1.65	(f)	(0.64	)(f)	179
Year ended 08/31/10	8.75	(0.06)	1.01	0.95	(0.06)	—	(0.06)	9.64	10.89	(c)	22,332	2.05		2.05		(0.64)		101
Year ended 08/31/09	10.08	0.07	(1.31)	(1.24)	(0.09)	0.00	(0.09)	8.75	(12.09	)(g)	23,466	2.10		2.16		0.86		105
Year ended 08/31/08	12.03	0.05	(1.18)	(1.13)	(0.24)	(0.58)	(0.82)	10.08	(9.98	)(g)	28,330	2.00		2.00		0.45		18

Class C
Year ended 08/31/12	11.51	(0.09)	0.86	0.77	—	(0.12)	(0.12)	12.16	6.82	(c)	252,685	1.80	(d)	1.93	(d)	(0.80	)(d)	96
Year ended 08/31/11	9.68	(0.11)	1.94	1.83	—	—	—	11.51	18.90	(c)(h)	266,990	1.60	(h)	1.71	(h)	(0.97	)(h)	179
Year ended 08/31/10	8.76	(0.05)	1.03	0.98	(0.06)	—	(0.06)	9.68	11.14	(c)(h)	23,718	1.93	(h)	1.93	(h)	(0.52	)(h)	101
Year ended 08/31/09	10.10	0.06	(1.30)	(1.24)	(0.10)	0.00	(0.10)	8.76	(12.11	)(i)	25,063	2.16		2.22		0.78		105
Year ended 08/31/08	12.02	0.06	(1.18)	(1.12)	(0.22)	(0.58)	(0.80)	10.10	(9.89	)(i)(j)	26,600	1.92	(j)	1.92	(j)	0.55	(j)	18

Class R
Year ended 08/31/12	11.71	(0.04)	0.88	0.84	—	(0.12)	(0.12)	12.43	7.30	(c)	18,746	1.30	(d)	1.43	(d)	(0.30	)(d)	96
Year ended 08/31/11(k)	12.81	(0.02)	(1.08)	(1.10)	—	—	—	11.71	(8.59	)(c)	17,698	1.30	(l)	1.42	(l)	(0.66	)(l)	179

Class Y
Year ended 08/31/12	11.78	0.02	0.89	0.91	—	(0.12)	(0.12)	12.57	7.86	(c)	99,758	0.80	(d)	0.93	(d)	0.20	(d)	96
Year ended 08/31/11	9.83	(0.02)	1.97	1.95	—	—	—	11.78	19.84	(c)	117,471	0.81		0.92		(0.18)		179
Year ended 08/31/10	8.91	0.04	1.02	1.06	(0.14)	—	(0.14)	9.83	11.95	(c)	2,592	1.05		1.05		0.35		101
Year ended 08/31/09	10.27	0.14	(1.31)	(1.17)	(0.19)	0.00	(0.19)	8.91	(11.07	)(m)	1,451	1.10		1.18		1.77		105
Year ended 08/31/08	12.23	0.18	(1.22)	(1.04)	(0.34)	(0.58)	(0.92)	10.27	(9.05	)(m)	108	1.00		1.00		1.65		18

Institutional Class
Year ended 08/31/12	11.75	0.04	0.88	0.92	—	(0.12)	(0.12)	12.55	7.96	(c)	301,283	0.69	(d)	0.69	(d)	0.31	(d)	96
Year ended 08/31/11(k)	12.07	(0.00)	(0.32)	(0.32)	—	—	—	11.75	(2.65	)(c)	197,097	0.66	(l)	0.66	(l)	(0.03	)(l)	179

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $4,770,828, $320,852, $259,208, $18,435, $103,972 and $264,026 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% and 0.47% for the years ended August 31, 2012 and 2011, respectively.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.79% and 0.88% for the years ended August 31, 2011 and 2010, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	Commencement date of May 23, 2011 for Class R and December 22, 2010 for Institutional Class.
(l)	Annualized.
(m)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

Part B
STATEMENT OF ADDITIONAL INFORMATION
, 2013
To the
Registration Statement on Form N-14 Filed by:
AIM Counselor Series Trust (Invesco Counselor Series Trust)
On behalf Invesco American Franchise Fund
11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173
(800) 959-4246
Relating to the April 24, 2013 Special or Joint Special Meetings of Shareholders of Invesco Leisure
Fund (a series of AIM Sector Funds) and Invesco Constellation Fund (a series of AIM Equity Funds)
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus or Joint Proxy Statement/Prospectus dated         , 2013, relating specifically to the Special or Joint Special Meetings of Shareholders of each of the above-listed Target Funds to be held on April 24, 2013 (the “Proxy Statement/Prospectuses”). Copies of the Proxy Statement/Prospectuses may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO, 64121-9078 or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

     Table of Contents

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Information	3

General Information
This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all liabilities of Invesco Leisure Fund and Invesco Constellation Fund (each a “Target Fund,”) by Invesco American Franchise Fund (the “Acquiring Fund”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the corresponding class to the shareholders of the Target Fund in complete liquidation of the Target Fund; and (c) the termination of the Target Fund. Further information is included in the Proxy Statement/Prospectuses and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

Target Funds	Acquiring Fund
Invesco Leisure Fund (a series of AIM Sector Funds (Invesco Sector Funds))	Invesco American Franchise Fund (a series of AIM Counselor Series Trust (Invesco Counselor Series Trust))
Invesco Constellation Fund (a series of AIM Equity Funds (Invesco Equity Funds))
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Supplement to Statement of Additional Information dated December 28, 2012, for AIM Counselor Series Trust (Invesco Counselor Series Trust) with respect to Invesco American Franchise Fund, (filed via Edgar on December 31, 2012) Accession No. 0000950123-12-014230.

2.	Supplement to Statement of Additional Information dated December 28, 2012, for AIM Equity Funds (Invesco Equity Funds) with respect to Invesco Constellation Fund, (filed via Edgar on December 31, 2012) Accession No. 0000950123-12-014229.

3.	Supplement to Statement of Additional Information dated December 28, 2012, for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Leisure Fund, (filed via Edgar on December 31, 2012) Accession No. 0000950123-12-014245.

4.	Supplement to Statement of Additional Information dated October 26, 2012 for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Leisure Fund, (filed via Edgar on October 26, 2012) Accession No. 0000950123-12-012697.

5.	Statement of Additional Information dated December 21, 2012, for AIM Counselor Series Trust (Invesco Counselor Series Trust) with respect to Invesco American Franchise Fund, (filed via EDGAR on December 19, 2012 Accession No. 0000950123-12-013842).

6.	The audited financial statements and related report of the independent public accounting firm included in the AIM Counselor Series Trust (Invesco Counselor Series Trust) Annual Report to Shareholders for the fiscal year ended August 31, 2012, with respect to Invesco American Franchise Fund (filed via EDGAR on November 8, 2012, Accession No. 0000950123-12-13037).

7.	Statement of Additional Information dated September 24, 2012, for AIM Equity Funds (Invesco Equity Funds) with respect to Invesco Constellation Fund (filed via EDGAR on September 21, 2012, Accession No. 0000950123-12-011921) (“AEF SAI”).

8.	The audited financial statements and related report of the independent public accounting firm included in the AIM Equity Funds (Invesco Equity Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2012, with respect to Invesco Constellation Fund (filed via EDGAR on January 7, 2013, Accession No. 0001193125-13-005263).

9.	Statement of Additional Information dated September 24, 2012, for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Leisure Fund (filed via EDGAR on September 21, 2012, Accession No. 0000950123-12-011939).

10.	The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for

1

the fiscal year ended April 30, 2012, with respect to Invesco Leisure Fund (filed via EDGAR on July 9, 2012, Accession No. 0000950123-12-009888).

11.	The unaudited financial statements in the AIM Sector Funds (Invesco Sector Funds) Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2012 , with respect to Invesco Leisure Fund (filed via EDGAR on January 7, 2013, Accession No. 0001193125-13-005243).

2

Pro Forma Financial Information
Invesco Constellation Fund and Invesco Leisure Fund into
Invesco American Franchise Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and the Acquiring Fund, each as identified below, for the twelve month period ended August 31, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganizations
Note 1 — Reorganizations
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of each of the Target Funds into the Acquiring Fund pursuant to an agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No reorganization is contingent upon any other reorganization.

Target Funds	Acquiring Fund	12 Month Period Ended
Invesco Constellation Fund
Invesco Leisure Fund	Invesco American Franchise Fund	August 31, 2012
Basis of Pro Forma
Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by a Fund or its shareholders as a result of the reorganization. The Target Funds and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Funds’ shareholders in complete liquidation of the Target Funds. The table below shows the class and shares that the Target Funds’ shareholders would have received if the reorganizations were to have taken place on August 31, 2012.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A – Invesco Constellation Fund	184,065,758	Class A
Class B – Invesco Constellation Fund	5,833,997	Class B
Class C – Invesco Constellation Fund	6,994,752	Class C
Class R – Invesco Constellation Fund	648,687	Class R
Class Y – Invesco Constellation Fund	1,010,223	Class Y
Class R5 – Invesco Constellation Fund	400,623	Class R5
Class A – Invesco Leisure Fund	4,402,480	Class A
Class B – Invesco Leisure Fund	317,678	Class B
Class C – Invesco Leisure Fund	910,078	Class C
Class R – Invesco Leisure Fund	98,299	Class R
Class Y – Invesco Leisure Fund	706,006	Class Y
Investor Class – Invesco Leisure Fund	21,938,655	Class A

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Under accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Funds comply with investment objectives, strategies and restrictions of the Acquiring Fund at August 31, 2012.
Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets assuming all reorganizations are completed as of August 31, 2012.

Fund	Net Assets
Invesco Constellation Fund (Target Fund)	$2,476,948,159
Invesco Leisure Fund (Target Fund)	353,504,056
Invesco American Franchise Fund (Acquiring Fund)	5,674,011,687
Invesco American Franchise Fund (Pro Forma Combined)	8,504,463,902
Pro Forma combined net assets and Target Fund net assets have been adjusted for expenses expected to be incurred by the Target Funds in connection with the reorganizations.
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganizations had taken place on September 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund and has been prepared in accordance with GAAP which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(2,592,641)
Administrative services fees (2)	(570,262)
Distribution fees (3)	(681,969)
Professional fees (4)	(94,700)
Trustees’ and officers fees and benefits (5)	(37,680)
Reports to Shareholders (6)	(19,400)
Fee waiver and/or expense reimbursements (1)	(3,329,336)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2013 as part of the contractual expense limitation agreement of the Acquiring Fund. The Adviser has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 1.05%, 1.22% (after Rule 12b-1 fee waiver), 1.80%, 1.30%, 0.80% and 0.80% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

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(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the Master Administrative Services Agreement for the Target Funds and the Acquiring Fund.

(3)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees for Class B shares have been adjusted to reflect the contractual rates of the Acquiring Fund.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

(6)	Reports to shareholders fees were reduced to adjust for the duplicative fixed costs of production and typesetting costs.
No significant accounting policies will change as a result of the reorganizations, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuation Policy
     Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by

5

the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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          The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

		Level 1	Level 2	Level 3	Total

Invesco Constellation Fund (Target Fund)	Equity Securities	$2,448,065,046	$28,507,151	$—	$2,476,572,197

Invesco Leisure Fund (Target Fund)	Equity Securities	344,345,370	9,455,915	—	353,801,285

Invesco American Franchise Fund (Acquiring Fund)	Equity Securities	5,583,856,833	85,594,111	—	5,669,450,944

Invesco American Franchise Fund (Pro Forma Combined)	Equity Securities	$8,376,267,249	$123,557,177	$—	$8,499,824,426

Note 6 — Reorganization Costs
The estimated total costs of the reorganizations for each Target Fund and Acquiring Fund are set forth in the table below.

		Estimated Portion of Total
	Estimated Total	Reorganization Costs to be
	Reorganization Costs	Paid by the Funds
Invesco Constellation Fund (Target Fund)	$1,570,000	$1,570,000
Invesco Leisure Fund (Target Fund)	170,000	170,000
Invesco American Franchise Fund (Acquiring Fund)	60,000 (1)	0

(1)	The estimated cost for each reorganization is $30,000.
     These costs represent the estimated non recurring expense of the Target Funds and the Acquiring Fund carrying out their obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. The Adviser will bear all costs not borne by the Funds.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
          At October 31, 2012, Invesco Constellation Fund had a capital loss carryforward of approximately $959,704,076. At April 30, 2012, Invesco Leisure Fund did not have a capital loss carryforward. At August 31, 2012, the Acquiring Fund had a capital loss carryforward of approximately $397,812,877. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

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PART C
OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Second Amended and Restated Agreement and Declaration of Trust dated December 6, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $80,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

Item 16.		Exhibits

(1)(a)	-	(1) Second Amended and Restated Agreement and Declaration of Trust of Registrant dated December 6, 2005 incorporated herein by reference to Registrant’s PEA No. 19 on Form N-1A, filed on December 7, 2005.

	-	(2) Amendment No. 1, dated January 9, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 21 on Form N-1A, filed on January 13, 2006.

	-	(3) Amendment No. 2, dated May 24, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on September 22, 2006.

	-	(4) Amendment No. 3, dated July 5, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on September 22, 2006.

	-	(5) Amendment No. 4, dated September 19, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on September 22, 2006.

	-	(6) Amendment No. 5, dated April 23, 2007, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

-	(7) Amendment No. 6, dated October 16, 2007, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant dated December 6, 2005 incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

-	(8) Amendment No. 7, dated May 1, 2008, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A filed on September 23, 2008.

-	(9) Amendment No. 8, dated June 19, 2008, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A filed on September 23, 2008.

-	(10) Amendment No. 9, dated March 3, 2009, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 36 on Form N-1A filed on May 28, 2009.

-	(11) Amendment No. 10, dated April 14, 2009, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 36 on Form N-1A filed on May 28, 2009.

-	(12) Amendment No. 11, dated November 12, 2009, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A filed on December 3, 2009.

-	(13) Amendment No. 12, dated February 12, 2010, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(14) Amendment No. 13, dated April 30, 2010 to Second Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(15) Amendment No. 14, dated June 7, 2010 to Second Amend and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

-	(16) Amendment No. 15, dated June 15, 2010, to Second Amend and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

-	(17) Amendment No. 16, dated September 15, 2010, to Second Amend and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

-	(18) Amendment No. 17, dated October 14, 2010, to Second Amend and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(19) Amendment No. 18, dated April 1, 2011, to the Second Amended and

Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(20) Amendment No. 19, dated September 1, 2011, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(21) Amendment No. 20, dated December 1, 2011, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(22) Amendment No. 21, dated March 1, 2012, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(23) Amendment No. 22, dated July 16, 2012, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on September 21, 2012.

(2)(a)	-	(1) Amended and Restated Bylaws, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 18 on Form N-1A, filed on October 19, 2005.

	-	(2) Amendment to Amended and Restated Bylaws of Registrant, adopted effective August 1, 2006, incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on September 22, 2006.

	-	(3) Amendment No. 2 to Amended and Restated Bylaws of Registrant, adopted effective March 23, 2006, incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

	-	(4) Amendment No. 3 to Amended and Restated Bylaws of Registrant, adopted effective January 1, 2008, incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on February 15, 2008.

	-	(5) Amendment No. 4 to Amended and Restated Bylaws of Registrant, adopted effective, incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

(3)	-	Voting Trust Agreements – None.

(4)	-	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to the Joint Proxy Statement Prospectus contained in this Registration Statement.

(5)	-	Articles II, VI, VII, VIII and IX of the Second Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

(6)(a)	-	(1) Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 16 on Form N-1A, filed on March 2, 2004.

	-	(2) Amendment No. 1, dated October 15, 2004, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 17 on Form N-1A, filed on November 30, 2004.

-	(3) Amendment No. 2, dated March 31, 2006, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 24 on Form N-1A, filed on April 13, 2006.

-	(4) Amendment No. 3, dated April 14, 2006, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on September 22, 2006.

-	(5) Amendment No. 4, dated March 9, 2007, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

-	(6) Amendment No. 5, dated April 23, 2007, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

-	(7) Amendment No. 6, dated July 1, 2007, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

-	(8) Amendment No. 7, dated June 2, 2009, to the Master Investment Advisory Agreement between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(9) Amendment No. 8, dated January 1, 2010, to the Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on February 12, 2010.

-	(10) Amendment No. 9, dated February 12, 2010 to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(11) Amendment No. 10, dated April 30, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(12) Amendment No. 11, dated October 29, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(13) Amendment No. 12, dated May 23, 2011, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(14) Amendment No. 13, dated December 1, 2011, to the Master Investment Advisory between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(15) Amendment No. 14, dated September 24, 2012, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(b)	-	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

	-	(2) Amendment No. 1, dated June 9, 2009, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on February 12, 2010.

	-	(3) Amendment No. 2, dated January 1, 2010 to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on February 11, 2010.

	-	(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

	-	(5) Amendment No. 4 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated April 30, 2010 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

(6) Amendment No. 5 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated October 29, 2010, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco

Asset Management Limited^ , Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(7) Amendment No. 6 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated December 1, 2011, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(8) Amendment No. 7 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated September 24, 2012, between Invesco Advisers, Inc. on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

7 (a)	-	(1) First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes except Class B shares) and A I M Distributors. Inc. incorporated herein by reference to Registrant’s PEA No. 26 on Form N-1A, filed on October 13, 2006.

	-	(2) Amendment No. 1 to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes except Class B shares) and A I M Distributors. Inc., dated December 8, 2006 incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A, filed on March 12, 2007.

	-	(3) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A filed on March 12, 2007.

	-	(4) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A filed on March 12, 2007.

	-	(5) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

	-	(6) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

	-	(7) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between

Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

-	(8) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on February 15, 2008.

-	(9) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

-	(10) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

-	(11) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

-	(12) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

-	(13) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on December 17, 2008.

-	(14) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 36 on Form N-1A, filed on May 28, 2009.

-	(15) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(16) Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(17) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(18) Amendment No. 17, dated November 4, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(19) Amendment No. 18, dated February 1, 2010, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on February 12, 2010.

-	(20) Amendment No. 19, dated February 12, 2010, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares), incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(21) Amendment No. 20, dated February 12, 2010, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(22) Amendment No. 21, dated April 30, 2010, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(23) Amendment No. 22, dated June 14, 2010, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.

(24) Amendment No. 23, dated October 29, 2010, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(25) Amendment No. 24, dated November 29, 2010, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(26) Amendment No. 25, dated December 22, 2010, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(27) Amendment No. 26 dated May 23, 2011, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(28) Amendment No. 27 dated May 31, 2011, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(29) Amendment No. 28, dated June 6, 2011, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares)

incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(30) Amendment No. 29, dated December 14, 2011, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(31) Amendment No. 30, dated December 19, 2011, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(32) Amendment No. 31, dated December 27, 2011, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(33) Amendment No. 32, dated July 30, 2012, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on September 21, 2012.

(34) Amendment No. 33, Dated September 24, 2012, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class BX shares) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(35) Amendment No. 34, dated September 25, 2012, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class BX shares) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(36) Amendment No. 35, dated December 7, 2012, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class BX shares) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(b)	-	(1) Second Restated Master Distribution Agreement, dated August 18, 2003, as subsequently amended and restated September 20, 2006 and May 4, 2010, between Registrant (Class B and Class B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.

	-	(2) Amendment No. 1, dated June 1, 2010, to the Second Restated Master Distribution Agreement (Class B and Class B5 shares) between Registrant and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.

	-	(3) Amendment No. 2, dated June 14, 2010, to the First Restated Master Distribution Agreement (Class B and Class B5 shares) between Registrant and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.

(4) Amendment No. 3, dated October 29, 2010, to the Second Restated Master

Distribution Agreement (Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(5) Amendment No. 4, dated November 29, 2010, to the Second Restated Master Distribution Agreement (Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(6) Amendment No. 5, dated December 19, 2011, to the Second Restated Master Distribution Agreement (Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(7) Amendment No. 6, dated September 24, 2012, to the Second Restated Master Distribution Agreement (Class B and Class BX shares) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(c)	-	Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers incorporated herein by reference to Registrant’s PEA No. 35 on Form N-1A, filed on March 11, 2009.

(d)	-	Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks incorporated herein by reference to Registrant’s PEA No. 35 on Form N-1A, filed on March 11, 2009.

(8)(a)	-	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2011, incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(b)	-	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Trustees on December 31, 2010, incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(9)(a)	-	(1) Amended and Restated Master Custodian Contract between Registrant and State Street Bank and Trust Company dated June 1, 2010, incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.

(b)	-	Foreign Assets Delegation Agreement, dated November 6, 2006, between A I M Advisors, Inc. and Registrant incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(10)(a)	-	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class A shares) incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on September 22, 2006.

	-	(2) Amendment No. 1 to the First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class A shares), dated January 31, 2007 incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A, filed on March 12, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A, filed on March 12, 2007.

	-	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated

Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

-	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

-	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

-	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

-	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

-	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 36 on Form N-1A, filed on May 28, 2009.

-	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(13) Amendment No. 12, dated February 1, 2010 to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(14) Amendment No. 13, dated February 12, 2010, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(15) Amendment No. 14, dated April 30, 2010, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(16) Amendment No. 15, dated May 4, 2010, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(17) Amendment No. 16, dated June 14, 2010 to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.

(18) Amendment No. 17, dated October 29, 2010, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to registrant’s PEA No. 46 on Form N-1A filed on December 21, 2010.

(19) Amendment No. 18, dated November 29, 2010, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to registrant’s PEA No. 46 on Form N-1A filed on December 21, 2010.

(20) Amendment No. 19, dated May 31, 2011, to the First Restated Master Distribution Plan (Class A shares incorporated herein by reference to registrant’s PEA No. 48 on Form N-1A filed on December 14, 2011.

(21) Amendment No. 20, dated June 6, 2011, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to registrant’s PEA No. 48 on Form N-1A filed on December 14, 2011.

(22) Amendment No. 21, dated December 14, 2011, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to registrant’s PEA No. 48 on Form N-1A filed on December 14, 2011.

(23) Amendment No. 22, dated July 28, 2012, to the First Restated Master Distribution Plan; (Class A shares) incorporated herein by reference to registrant’s PEA No. 53 on Form N-1A filed on December 19, 2012.

(b)	-	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as restated September 20, 2006 (Class B shares)(Securitization) incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on September 22, 2006.

	-	(2) Amendment No. 1 to the First Restated Master Distribution Plan effective as of August 18, 2003 and as restated September 20, 2006 (Class B shares)(Securitization), dated January 31, 2007 incorporated herein be reference to Registrant’s PEA No. 29 on Form N-1A, filed on March 12, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A, filed on March 12, 2007.

	-	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

	-	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

	-	(6) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

	-	(7) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

	-	(8) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

	-	(9) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 36 on Form N-1A, filed on May 28, 2009.

	-	(10) Amendment No. 9, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

	-	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

	-	(12) Amendment No. 11, dated November 4, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

	-	(13) Amendment No. 12, dated February 12, 2010, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

	-	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

	-	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

	-	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan (Class B shares)(Securitization), incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.

(17) Amendment No. 16, dated October 29, 2010, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature) incorporated herein by reference to registrant’s PEA No. 46 on Form N-1A filed on December 21, 2010.

(18) Amendment No. 17, dated November 29, 2010, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature) incorporated herein by reference to registrant’s PEA No. 46 on Form N-1A filed on December 21, 2010.

(19) Amendment No. 18, dated December 14, 2011, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature) incorporated herein by reference to registrant’s PEA No. 50 on Form N-1A filed on July 20, 2012.

(c)	-	(1) First Restated Master Distribution Plan (Class C shares) effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006, incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on September 22, 2006.

-	(2) Amendment No. 1 to the First Restated Master Distribution Plan effective as of August 18, 2003 and as amended, and as restated September 20, 2006 (Class C shares), dated January 31, 2007 incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A, filed on March 12, 2007.

-	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A, filed on March 12, 2007.

-	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

-	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

-	(6) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No.33 on Form N-1A, filed on September 23, 2008.

-	(7) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

-	(8) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

-	(9) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 36 on Form N-1A, filed on May 28, 2009.

-	(10) Amendment No. 9, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(12) Amendment No. 11, dated November 4, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

-	(13) Amendment No. 12, dated February 12, 2010, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

-	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s

PEA No. 41 on Form N-1A, filed on May 28, 2010.

	-	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.

(17) Amendment No. 16, dated October 29, 2010, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(18) Amendment No. 17, dated November 29, 2010, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(19) Amendment No. 18, dated May 31, 2011, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(20) Amendment No. 19, dated June 16, 2011, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(21) Amendment No. 20, dated December 14, 2011, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(22) Amendment No. 21, dated July 28, 2012, to the First Restated Master Distribution Plan (Class C. share) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(d)	-	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class R shares) incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on September 22, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A, filed on March 12, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A, filed on March 12, 2007.

	-	(4) Amendment No. 3, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No.33 on Form N-1A, filed on September 23, 2008.

	-	(5) Amendment No. 4, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 36 on Form N-1A, filed on May 28, 2009.

	-	(6) Amendment No. 5, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on December 3, 2009.

	-	(7) Amendment No. 6, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

	-	(8) Amendment No. 7, dated November 4, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

	-	(9) Amendment No. 8, dated April 30, 2010, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

	-	(10) Amendment No. 9, dated June 14, 2010, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.

(11) Amendment No. 10, dated October 29, 2010, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to registrant’s PEA No. 46 on Form N-1A filed on December 21, 2010

(12) Amendment No. 11, dated November 29, 2010, to the First Restated Master Distribution Plan (Class R shares). incorporated herein by reference to registrant’s PEA No. 46 on Form N-1A filed on December 21, 2010.

(13) Amendment No. 12, dated May 23, 2011, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to registrant’s PEA No. 48 on Form N-1A filed on December 14, 2011.

(14) Amendment No. 13, dated May 31, 2011, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to registrant’s PEA 48 on Form N-1A filed on December 14, 2011.

(15) Amendment No. 14, dated June 6, 2011, to the First Restated Master Distribution Plan (Class R shares). incorporated herein by reference to registrant’s PEA No. 48 on Form N-1A filed on December 14, 2011.

(16) Amendment No. 15, dated December 14, 2011, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to registrant’s PEA No. 48 on Form N-1A filed on December 14, 2011.

(17) Amendment No. 16, dated July 30, 2012, to the First Restated Master Distribution Plan (Class R shares). incorporated herein by reference to registrant’s PEA No. 53 on Form N-1A filed on December 19, 2012.

(18) Amendment No. 17, dated September 24, 2012, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to registrant’s PEA No. 53 on Form N-1A filed on December 19, 2012.

(e)	-	(1) First Restated Master Distribution Plan (Compensation) (Investor Class Shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

	-	(2) Amendment No. 1, dated December 20, 2007, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class Shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on February 15, 2008.

	-	(3) Amendment No. 2, dated April 28, 2008, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class Shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

	-	(4) Amendment No. 3, dated April 30, 2010, to the First Restated Master Distribution Plan (Compensation) effective July 1, 2004 as subsequently amended (Investor Class Shares) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

(5) Amendment No. 4, dated December 1, 2011, to the First Restated Master Distribution Plan (Compensation) effective July 1, 2004 as subsequently amended (Investor Class Shares) incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(f)	-	Form of Master Distribution Plan (Class A, Class B, and Class C Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on February 12, 2010.

(g)	-	(1) Form of Master Distribution Plan (Class R Shares)(Reimbursement) incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on February 12, 2010.

(2) Amendment No. 1, dated April 30, 2010, to Plan of Distribution Pursuant to Rule 12b-1, dated February 12, 2010 (Class A, Class B and Class C Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

(3) Amendment No. 2, dated May 4, 2010, to Plan of Distribution Pursuant to Rule 12b-1, dated February 12, 2010 (Class A, Class B and Class C Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

(4) Amendment No. 3, dated October 29, 2010, to ^ Plan of Distribution Pursuant to Rule 12b-1 (Class A, Class B and Class C Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(5) Amendment No. 4, dated December 19, 2011, to Plan of Distribution Pursuant to Rule 12b-1 (Class A, Class B and Class C Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012

(h)	-	(1) Form of Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement) incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on February 11, 2010.

(2) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 effective February 12, 2010, as amended February 12, 2010 (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement).incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

(3) Amendment No. 1, dated April 30, 2010, to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

(4) Amendment No. 2, dated October 29, 2010, to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(5) Amendment No. 3, dated May 23, 2011, to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(6) Amendment No. 4, dated December 19, 2011, to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(7) Amendment No. 5, dated September 24, 2012, to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (Class A, AX, B, BX, C, CX, R and RX Shares) (Reinbursement) incorporated herein by reference to Registrant’s PEA No.53 on Form N-1A, filed on December 19, 2012.

(i)	-	(1) Master Related Agreement to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

(2) Master Related Agreement to Applicable Distribution Plans (Class A Shares and Class A5 Shares) dated April 30, 2010 incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(j)	-	(1) Master Related Agreement to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

	-	(2) Master Related Agreement to Applicable Distribution Plans (Class C Shares and Class C5 Shares) dated April 30, 2012 incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed in July 20, 2012.

(k)		(1) Master Related Agreement to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

(2) Master Related Agreement to Applicable Distribution Plans (Class R shares and Class R5 Shares) dated April 30, 2012 incorporated herein by reference to Registrant’s PEA No.50 on Form N-1A, filed on July 20, 2012.

(l)	-	(1) Master Related Agreement to First Restated Master Distribution Plan (Compensation) (Investor Class Shares), incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on September 23, 2008.

(2) Master Related Agreement to First Restated Master Distribution Plan (Compensation) (Investor Class Shares) dated April 30, 2012 incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(m)	-	(1) Form of Service Plan (Class R Shares) (Reimbursement) for certain Invesco Funds, incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on February 12, 2010.

(2) Amendment No. 1, dated April 30, 2010, to Shareholder Services Plan (Class R) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.)

(3) Amendment No. 2, dated October 29, 2010, to Shareholder Services Plan (Class R) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(n)	-	(1) Form of Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement) for certain AIM and Van Kampen Funds incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on February 12, 2010.

(2) Amendment No. 1, dated April 30, 2010, to Service Plan (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on July 26, 2010.

(3) Amendment No. 2, dated October 29, 2010, to Service Plan (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 21, 2010.

(4) Amendment No. 3, dated December 19, 2011, to Service Plan (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(5) Amendment No. 4, dated September 24, 2012, to Service Plan (Class A, AX, B, BX, C, CX, R and RX Shares) (Reimbursed) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(11)	-	Opinion and Consent of Stradley Ronon Stevens & Young, LLP is filed herewith.

(12)	-	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)	-	(1) Fourth Amended and Restated Transfer Agency and Service Agreement between Registrant and Invesco Investment Services, Inc. dated July 1, 2010 incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on October 15, 2010.

(2) Amendment No. 1 dated March 16, 2011 to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(3) Amendment No. 2 dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. incorporated herein by reference to

Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(4) Amendment No. 3 dated September 24, 2012, to the Fourth Amended and Restated Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(b)	-	(1) Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006 between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on September 22, 2006.

	-	(2) Amendment No. 1, dated March 9, 2007, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

	-	(3) Amendment No. 2, dated April 23, 2007, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on October 18, 2007.

	-	(4) Amendment No. 3, dated June 2, 2009, to the Second Amended and Restated Master Administrative Services Agreement incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on December 3, 2009.

	-	(5) Amendment No. 4, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on February 12, 2010.

	-	(6) Amendment No. 5, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

	-	(7) Amendment No. 6, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on May 28, 2010.

(8) Amendment No. 7, dated October 29, 2010, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on December 14, 2011.

(9) Amendment No. 8, dated December 1, 2011, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on September 21, 2012.

(10) Amendment No. 9, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on September 21, 2012.

(11) Amendment No. 10, dated September 24, 2012, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(c)		(1) Sixth Amended and Restated Memorandum of Agreement, regarding securities lending, dated November 29, 2010, between Registrant and Invesco Advisers, Inc. incorporated herein by reference to Registrant’s PEA No. 53 on

Form N-1A, filed on December 19, 2012.

	-	(2) Memorandum of Agreement, regarding advisory fee waivers and affiliated Money Market fee waivers, dated December 5, 2012, between Registrant and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(3) Memorandum of Agreement dated December 5, 2012, regarding 12b-1 fee waivers/limits between Registrant (on behalf of certain funds) and Invesco Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

	-	(4) Memorandum of Agreement, regarding expense limitations, dated December 5, 2012, between Invesco Advisers, Inc. and Registrant incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on December 19, 2012.

(d)	-	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and AIM Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on July 20, 2012.

(e)	-	Nineteenth Amended and Restated Multiple Class Plan of The Invesco Family of Funds®, effective December 12, 2001, as amended and restated July 16, 2012 incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on September 21, 2012.

(14)	-	Consent of PricewaterhouseCoopers LLP is filed herewith

(15)	-	Omitted Financial Statements — None.

(16)(a)	-	Powers of Attorney for Arch, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor and Whalen is filed herewith.

17	-	Form of Proxy Cards relating to the Special Meeting of Shareholders is filed herewith.

Item 17.		Undertakings

(1)		The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)		The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)		The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus by Post-Effective Amendment.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 11th day of January, 2013.
Registrant: AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	January 11, 2013
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	January 11, 2013

(David C. Arch)

/s/ Frank S. Bayley*	Trustee	January 11, 2013

(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	January 11, 2013

(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	January 11, 2013

(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	January 11, 2013

(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	January 11, 2013

(Albert R. Dowden)

/s/ Jack M. Fields*	Trustee	January 11, 2013

(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	January 11, 2013

(Martin L. Flanagan)

/s/ Prema Mathai-Davis*	Trustee	January 11, 2013

(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	January 11, 2013

(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	January 11, 2013

(Hugo F. Sonnenschein)

SIGNATURES		TITLE	DATE

	/s/ Raymond Stickel, Jr.*	Trustee	January 11, 2013

(Raymond Stickel, Jr.)

	/s/ Wayne W. Whalen*	Trustee	January 11, 2013

(Wayne W. Whalen)

Vice President & Treasurer
	/s/ Sheri Morris	(Principal Financial and	January 11, 2013

	(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor		January 11, 2013

Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated January 8, 2013, filed herewith.

INDEX

Exhibit
Number	Description

11	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

14	Consent of PricewaterhouseCoopers LLP

16 (a)	Powers of Attorney for Arch, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor and Whalen

17	Form of Proxy Cards relating to the Special Meeting of Shareholders